Investment Portfolioas of June 30, 2023 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 8.4%
Entertainment 0.9%
Spotify Technology SA*	225,391	36,186,525
Interactive Media & Services 6.5%
Alphabet, Inc. "A"*	555,780	66,526,866
Alphabet, Inc. "C"*	921,598	111,485,710
Match Group, Inc.*	281,826	11,794,418
Meta Platforms, Inc. "A"*	223,092	64,022,943
		253,829,937
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.*	286,018	39,727,900
Consumer Discretionary 11.3%
Automobile Components 1.1%
Lear Corp.	307,329	44,117,078
Automobiles 0.4%
Tesla, Inc.*	58,405	15,288,677
Broadline Retail 2.5%
Amazon.com, Inc.*	655,649	85,470,404
Macy's, Inc.	672,752	10,797,669
		96,268,073
Distributors 0.4%
Genuine Parts Co.	99,870	16,901,000
Diversified Consumer Services 0.2%
ADT, Inc.	1,318,771	7,952,189
Hotels, Restaurants & Leisure 2.4%
DraftKings, Inc. "A"*	467,405	12,418,951
Hilton Worldwide Holdings, Inc.	134,090	19,516,799
Hyatt Hotels Corp. "A"	223,960	25,661,337
Wendy's Co.	1,694,735	36,860,486
		94,457,573
Household Durables 0.8%
Whirlpool Corp.	197,896	29,444,946
Leisure Products 0.5%
Brunswick Corp.	229,505	19,884,313
Specialty Retail 0.9%
Bath & Body Works, Inc.	455,146	17,067,975
Five Below, Inc.*	101,700	19,988,118
		37,056,093

Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp.*	45,489	24,002,726
Lululemon Athletica, Inc.*	36,176	13,692,616
PVH Corp.	521,567	44,317,548
		82,012,890
Consumer Staples 6.5%
Beverages 3.0%
Coca-Cola Co.	709,443	42,722,657
Constellation Brands, Inc. "A"	195,983	48,237,296
PepsiCo, Inc.	149,622	27,712,987
		118,672,940
Consumer Staples Distribution & Retail 0.5%
Kroger Co.	407,080	19,132,760
Household Products 1.2%
Church & Dwight Co., Inc.	484,347	48,546,100
Personal Care Products 1.3%
Coty, Inc. "A"*	3,971,536	48,810,177
Tobacco 0.5%
Philip Morris International, Inc.	206,585	20,166,828
Energy 3.9%
Energy Equipment & Services 0.8%
Schlumberger NV	700,010	34,384,491
Oil, Gas & Consumable Fuels 3.1%
Cheniere Energy, Inc.	274,166	41,771,932
Devon Energy Corp.	679,286	32,836,685
HF Sinclair Corp.	1,039,503	46,372,229
		120,980,846
Financials 12.2%
Banks 4.5%
Bank of America Corp.	770,181	22,096,493
Huntington Bancshares, Inc.	1,817,666	19,594,439
JPMorgan Chase & Co.	674,658	98,122,260
Wells Fargo & Co.	911,088	38,885,236
		178,698,428
Capital Markets 3.7%
Ameriprise Financial, Inc.	132,195	43,909,891
LPL Financial Holdings, Inc.	203,277	44,198,518
MSCI, Inc.	84,616	39,709,443
S&P Global, Inc.	44,496	17,838,001
		145,655,853
Financial Services 3.3%
Apollo Global Management, Inc.	297,157	22,824,629
Mastercard, Inc. "A"	41,559	16,345,155
PayPal Holdings, Inc.*	103,489	6,905,821
Visa, Inc. "A"	346,945	82,392,499
		128,468,104

Insurance 0.7%
Aflac, Inc.	225,879	15,766,354
Marsh & McLennan Companies, Inc.	53,088	9,984,791
		25,751,145
Health Care 12.0%
Biotechnology 3.5%
AbbVie, Inc.	350,674	47,246,308
Amgen, Inc.	213,318	47,360,862
Gilead Sciences, Inc.	127,136	9,798,372
Moderna, Inc.*	288,139	35,008,889
		139,414,431
Health Care Equipment & Supplies 1.5%
Becton, Dickinson & Co.	134,104	35,404,797
Stryker Corp.	71,224	21,729,730
		57,134,527
Health Care Providers & Services 4.2%
Centene Corp.*	698,828	47,135,949
Cigna Group	120,213	33,731,768
CVS Health Corp.	199,170	13,768,622
Elevance Health, Inc.	116,898	51,936,612
McKesson Corp.	46,310	19,788,726
		166,361,677
Life Sciences Tools & Services 0.4%
Danaher Corp.	62,847	15,083,280
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	635,776	40,657,875
Johnson & Johnson	261,639	43,306,487
Merck & Co., Inc.	85,173	9,828,113
		93,792,475
Industrials 10.2%
Aerospace & Defense 3.1%
General Dynamics Corp.	166,050	35,725,657
Lockheed Martin Corp.	67,468	31,060,918
Northrop Grumman Corp.	119,912	54,655,890
		121,442,465
Building Products 1.4%
Owens Corning	410,938	53,627,409
Commercial Services & Supplies 1.6%
Waste Management, Inc.	358,820	62,226,565
Electrical Equipment 0.4%
Emerson Electric Co.	177,865	16,077,217
Ground Transportation 0.6%
J.B. Hunt Transport Services, Inc.	128,301	23,226,330
Machinery 2.7%
Caterpillar, Inc.	253,167	62,291,740
Cummins, Inc.	73,114	17,924,628
PACCAR, Inc.	323,921	27,095,992
		107,312,360

Professional Services 0.4%
Verisk Analytics, Inc.	70,098	15,844,251
Information Technology 27.1%
Communications Equipment 0.6%
Cisco Systems, Inc.	438,887	22,708,013
IT Services 0.4%
Accenture PLC "A"	59,827	18,461,416
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.*	327,041	37,253,240
Intel Corp.	868,105	29,029,431
Lam Research Corp.	50,644	32,557,002
NVIDIA Corp.	105,964	44,824,891
QUALCOMM, Inc.	449,188	53,471,340
		197,135,904
Software 12.1%
Adobe, Inc.*	44,842	21,927,290
Microsoft Corp.	922,800	314,250,312
Oracle Corp.	807,997	96,224,363
Salesforce, Inc.*	124,813	26,367,994
Synopsys, Inc.*	39,211	17,072,861
		475,842,820
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	1,820,602	353,142,170
Materials 2.8%
Chemicals 1.1%
Corteva, Inc.	152,744	8,752,231
DuPont de Nemours, Inc.	163,305	11,666,509
Linde PLC	59,358	22,620,147
		43,038,887
Metals & Mining 1.7%
Cleveland-Cliffs, Inc.*	2,310,957	38,731,640
United States Steel Corp.	1,081,126	27,038,961
		65,770,601
Real Estate 2.5%
Industrial REITs 1.0%
Prologis, Inc.	328,839	40,325,526
Residential REITs 0.9%
AvalonBay Communities, Inc.	189,685	35,901,680
Specialized REITs 0.6%
Iron Mountain, Inc.	410,919	23,348,418
Utilities 2.5%
Electric Utilities 1.4%
FirstEnergy Corp.	391,765	15,231,823
NextEra Energy, Inc.	354,137	26,276,965
NRG Energy, Inc.	390,497	14,600,683
		56,109,471

Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	146,004	9,141,311
Water Utilities 0.9%
American Water Works Co., Inc.	240,907	34,389,474
Total Common Stocks (Cost $2,588,390,678)		3,909,253,544

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
S&P 500 E-Mini Future, Expiration Date 9/15/2023, Strike Price $3,600.0 (Cost $760,464)	200 10,000	65,000

	Shares	Value ($)

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $25,462,123)	25,462,123	25,462,123

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,614,613,265)	100.0	3,934,780,667
Other Assets and Liabilities, Net	(0.0)	(1,600,169)
Net Assets	100.0	3,933,180,498
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (a) (b)
—	0 (c)	—	—	—	303	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.13% (a)
14,969,450	269,799,919	259,307,246	—	—	899,956	—	25,462,123	25,462,123
14,969,450	269,799,919	259,307,246	—	—	900,259	—	25,462,123	25,462,123

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,909,253,544	$—	$—	$3,909,253,544
Put Options Purchased	65,000	—	—	65,000
Short-Term Investments	25,462,123	—	—	25,462,123
Total	$3,934,780,667	$—	$—	$3,934,780,667

(a)	See Investment Portfolio for additional detailed categorizations.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options
Equity Contracts	$(695,464)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEF-PH3
R-080548-2 (1/25)